Summary of Accounting Principles (Long-Term Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 527	$ 1,397
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	16	17
Long Term Receivables High Credit Risk	150	170
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	269	973
Notes and Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 258	$ 424